Trade and Other Receivables - Schedule of Minimum Lease Payments Receivable (Detail) - Lease Receivables [Member] - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	$ 72,030,994	$ 40,029,895
Interest	10,277,552	5,479,764
Present Value	61,753,442	34,550,131
Less Than One Year [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	8,033,838	4,380,499
Interest	1,932,026	944,578
Present Value	6,101,812	3,435,921
From One to Five Years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	32,135,353	17,521,998
Interest	5,678,839	3,617,167
Present Value	26,456,514	13,904,831
More Than Five Years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	31,861,803	18,127,398
Interest	2,666,687	918,019
Present Value	$ 29,195,116	$ 17,209,379